Convertible Debentures - Components (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Convertible Debentures
Principal balance	$ 8,740,000		$ 10,840,000
Less: conversions into ordinary shares	(10,000)		(1,200,000)
Less: repayments in cash	(960,000)		(1,860,000)
Remaining balance	7,770,000		7,780,000
Less: debentures discount and debts issuance cost	(2,072,929)		(2,615,989)
Total	5,697,071		5,164,011
Less: non-current	(3,955,507)		(3,283,992)
Total current	$ 1,741,564	$ 1,880,019	$ 1,880,019